Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company's effective income tax rate was 36.4% for the three months ended March 31, 2013 and differed from the U.S. federal statutory rate primarily due to state income taxes. For the three months ended March 31, 2012, the effective income tax rate was 27.9% and differed from the U.S. federal statutory rate primarily due to favorable adjustments to state tax credits that were recorded in the first quarter of 2012.
In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service (“IRS”). The Company was previously under audit by the IRS for the years 2008 through 2010. The Company has been notified that the audit was completed and approved. In general, the Company is no longer subject to audit by the IRS, state and local or foreign taxing authorities for tax years prior to 2008. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.

Income Taxes
Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	Years Ended December 31,
	2012	2011	2010
Domestic	$170.3	$11.4	$(48.8)
Foreign	15.8	16.9	11.8
Total	$186.1	$28.3	$(37.0)

Components of the income tax expense (benefit) consisted of the following:

(in millions)	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$110.3	$17.9	$(10.6)
State	8.0	(0.6)	4.3
Foreign	5.1	4.1	2.8
Total current	123.4	21.4	(3.5)
Deferred:
Domestic	(56.2)	(9.9)	(3.5)
Foreign	(0.1)	(0.3)	(0.8)
Total deferred	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$67.1	$11.2	$(7.8)

The reconciliation between the statutory tax rate expressed as a percentage of income (loss) before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2012		2011		2010
Statutory federal income tax rate	$65.1	35.0%	$9.9	35.0%	$(13.0)	35.0%
State taxes, net of federal effect	0.4	0.2%	(3.4)	(11.8)%	0.9	(2.5)%
Equity-based compensation	5.7	3.1%	5.1	17.9%	3.9	(10.4)%
Effect of rates different than statutory	(1.4)	(0.8)%	(1.1)	(4.0)%	(0.4)	1.0%
Valuation allowance	—	—%	(0.9)	(3.1)%	0.9	(2.5)%
Other	(2.7)	(1.5)%	1.6	5.7%	(0.1)	0.5%
Effective tax rate	$67.1	36.0%	$11.2	39.7%	$(7.8)	21.1%

The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2012	2011
Deferred Tax Assets:
Deferred interest	$58.3	$63.6
State net operating loss and credit carryforwards, net	18.0	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9.0
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130.0

Deferred Tax Liabilities:
Software and intangibles	551.4	607.7
Deferred income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilities	736.1	797.4

Deferred tax asset valuation allowance	—	—

Net deferred tax liability	$610.2	$667.4

The Company has state income tax net operating loss carryforwards of $203.9 million, which will expire at various dates from 2013 through 2031 and state tax credit carryforwards of $12.9 million, which expire at various dates from 2015 through 2017.
The Company has not provided for U.S. federal income taxes or tax benefits on the undistributed earnings of its international subsidiary because such earnings are reinvested and it is currently intended that they will continue to be reinvested indefinitely. At December 31, 2012, the Company has not provided for federal income taxes on earnings of approximately $40 million from its international subsidiary.
GAAP provides guidance regarding the recognition, measurement, presentation and disclosure in the financial statements of tax positions taken or expected to be taken on a tax return. The Company has no unrecognized tax benefits at December 31, 2012 and 2011.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance as of January 1	$—	$—	$11.3
Additions for tax positions related to current year	—	—	—
Additions for tax positions with respect to prior years	—	—	—
Reductions for tax positions with respect to prior years	—	—	(11.3)
Reductions for tax positions as a result of:
Settlements	—	—	—
Lapse of statute of limitations	—	—	—
Balance as of December 31	$—	$—	$—

In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities, including the Internal Revenue Service (“IRS”). The Company is currently under examination by the IRS for the years 2008 through 2010. In general, the Company is no longer subject to examination by the IRS, state and local or foreign taxing authorities for tax years prior to 2008. Various other taxing authorities are in the process of auditing income tax returns of the Company and its subsidiaries. The Company does not anticipate that any adjustments from the audits would have a material impact on its consolidated financial position, results of operations or cash flows.
The Company accrues net interest and penalties related to unrecognized tax benefits in income tax expense in its consolidated statements of operations. For the years ended December 31, 2012, 2011 and 2010, the Company had no liability recorded for the payment of interest and penalties on unrecognized tax benefits and did not recognize any such interest and penalty expense.